Property Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Thacker Pass[1]	Equipment and machinery	Right of Use assets	Other	Total
	$	$	$	$	$
Cost
As at December 31, 2022	-	2,740	3,378	701	6,819
Transfers from E&E (Note 9)	9,091	-	-	-	9,091
Additions	193,728	210	549	134	194,621
Disposals	-	-	(275)	(90)	(365)
As at December 31, 2023	202,819	2,950	3,652	745	210,166
Additions	124,613	52	1,096	224	125,985
Disposals	-	(36)	(14)	-	(50)
As at September 30, 2024	327,432	2,966	4,734	969	336,101

	Thacker Pass[1]	Equipment and machinery	Right of Use assets	Other	Total
	$	$	$	$	$
Accumulated depreciation
As at December 31, 2022	-	1,644	1,024	215	2,883
Depreciation for the year	-	587	807	85	1,479
Disposals	-	-	(188)	(90)	(278)
As at December 31, 2023	-	2,231	1,643	210	4,084
Depreciation for the period	-	453	949	82	1,484
Disposals	-	(5)	(14)	-	(19)
As at September 30, 2024	-	2,679	2,578	292	5,549

	Thacker Pass[1]	Equipment and machinery	Right of Use assets	Other	Total
	$	$	$	$	$
Net book value
As at December 31, 2023	202,819	719	2,009	535	206,082
As at September 30, 2024	327,432	287	2,156	677	330,552